Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jun

Schedule of Investments

September 30, 2022 (Unaudited)

EXCHANGE TRADED FUNDS - 37.41%		Shares	Value

iShares 0-3 Month Treasury Bond ETF (a).......................................................................		990	$99,268
Schwab Short-Term U.S. Treasury ETF (a)........................................................................		1,982	95,651
SPDR Portfolio Short Term Treasury ETF (a).....................................................................		1,656	47,875
Vanguard Short-Term Treasury ETF (a)............................................................................		1,656	95,700
.........................................................TOTAL EXCHANGE TRADED FUNDS (Cost $342,304)			338,494
		Notional
PURCHASED OPTIONS - 125.51% (b)(c)	Contracts	Amount

CALL OPTIONS - 109.44%
iShares MSCI EAFE ETF, Expires 6/12/2023, Strike Price $64.69......................................	155	$868,155	20,185
SPDR S&P 500® Trust ETF, Expires 6/12/2023, Strike Price $389.78...............................	26	928,668	51,119
SPDR S&P 500® Trust ETF, Expires 6/12/2023, Strike Price $0.37...................................	26	928,668	918,977
PUT OPTIONS - 16.07%			990,281

iShares 20+ Year Treasury Bond ETF, Expires 6/12/2023, Strike Price $107.78...................	88	901,560	86,046
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 6/12/2023, Strike Price
$104.73................................................................................................................	90	922,050	56,185
SPDR S&P 500® Trust ETF, Expires 6/12/2023, Strike Price $156.29................................	26	928,668	3,173
TOTAL PURCHASED OPTIONS (Cost $1,277,957)			145,404
			1,135,685
Total Investments (Cost $1,620,261) - 162.92%............................................................			1,474,179
Liabilities in Excess of Other Assets - (62.92)%.............................................................			(569,345)
....................................................................................TOTAL NET ASSETS - 100.00%			$904,834

Percentages are stated as a percent of net assets.

(a)All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $338,494.

(b)Exchange-Traded.

(c)Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
September 30, 2022 (Unaudited)				Notional

Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
iShares MSCI EAFE ETF.................................	6/12/2023	$69.70	155	$(868,155)	$(7,543)
SPDR S&P 500® Trust ETF............................	6/12/2023	$420.01	26	(928,668)	(23,635)
SPDR S&P 500® Trust ETF............................	6/12/2023	$156.29	26	(928,668)	(535,696)
PUT OPTIONS					(566,874)

iShares 20+ Year Treasury Bond ETF...............	6/12/2023	$113.45	88	(901,560)	(118,439)
iShares iBoxx $ Investment Grade Corporate
Bond ETF.................................................	6/12/2023	$110.24	90	(922,050)	(87,653)
SPDR S&P 500® Trust ETF............................	6/12/2023	$350.80	26	(928,668)	(62,687)
TOTAL OPTIONS WRITTEN (Premiums Received $886,940)					(268,779)
					$(835,653)